Share Capital, Share Premium and Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Summary of Reserves at Reporting Date

Reserves as of December 31, 2021 and 2022 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2022
Loss on valuation of derivatives	₩	(9,227)	—
Foreign currency translation differences for foreign operations		566,651	509,620
Other comprehensive loss from associates		(20,282)	(29,992)
	₩	537,142	479,628

Change in Reserves

The movement in reserves for the years ended December 31, 2020, 2021 and 2022 are as follows:

(In millions of won)
	Loss on valuation of derivatives		Foreign currency translation differences for foreign operations	Other comprehensive income (loss) from associates (excluding remeasurements)	Total
January 1, 2020	₩	—	(178,452)	(24,569)	(203,021)
Change in reserves		—	39,785	(210)	39,575
December 31, 2020		—	(138,667)	(24,779)	(163,446)
January 1, 2021		—	(138,667)	(24,779)	(163,446)
Change in reserves		(9,227)	705,318	4,497	700,588
December 31, 2021		(9,227)	566,651	(20,282)	537,142
January 1, 2022		(9,227)	566,651	(20,282)	537,142
Change in reserves		9,227	(57,031)	(9,710)	(57,514)
December 31, 2022	₩	—	509,620	(29,992)	479,628